Significant Accounting Policies - Operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies
Maximum term of operating lease	5 years
Operating lease rent expense	¥ 46,948	¥ 42,468	¥ 35,060
Capital leases	¥ 0	¥ 0	¥ 0